Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Restricted stock awards
The following table sets forth information about the Company's restricted stock awards (excluding restricted stock units) (amounts in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding on January 1, 2010	3,915	$14.62
Granted	1,341	$16.92
Vested	(1,423)	$16.90
Cancelled/forfeited	(293)	$15.93
Outstanding on December 31, 2010	3,540	$14.76
Granted	2,091	$16.20
Vested	(1,207)	$16.43
Cancelled/forfeited	(202)	$15.34
Outstanding on December 31, 2011	4,222	$14.93
Granted	1,592	$19.20
Vested	(1,435)	$14.28
Cancelled/forfeited	(427)	$15.62
Outstanding on December 31, 2012	3,952	$16.67

Current year grants of restricted shares and restricted stock units
Current year grants of restricted shares under the Company's Omnibus Stock Incentive Plan were as follows (amounts in thousands except for value per share):

	Shares Granted	Value Per Share	Total Value
Three months ended March 31, 2012	1,286	$17.39 – $19.07	$24,524
Three months ended June 30, 2012	85	$18.72 − $19.55	$1,666
Three months ended September 30, 2012	128	$16.66 − $17.74	$2,135
Three months ended December 31, 2012	93	$23.31 − $23.99	$2,231